Putnam Investments, LLC One Post Office Square Boston, MA 02109 March 3, 2006

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

RE:	Putnam Tax Smart Equity Fund, a series of Putnam Tax Smart Funds Trust (Reg. No. 333-76335) (811-
09289) (the "Fund") Post-Effective Amendment No. 7 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement.

Comments or questions concerning this certificate may be directed to Stephen Gianelli at 1-800-225-2465, ext. 11234.

Very truly yours,

PUTNAM TAX SMART EQUITY FUND

By: /s/ Charles E. Porter
_______________________________________
Charles E. Porter
Executive Vice President, Associate Treasurer and
Principal Executive Officer

cc: Carlo Forcione, Esq.